Share-based payments (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of Stock Options Outstanding
As of December 31, 2022, the Company had 74,363,197 options outstanding. The following table reconciles the stock options outstanding at the beginning and end of the year:

	2022	2021
At beginning of the year	68,650,697	24,367,658
Granted	12,100,000	62,200,000
Exercised 1	(3,000,000)	(13,104,461)
Forfeited	(3,387,500)	(4,812,500)

At end of the year	74,363,197	68,650,697

1	In 2022, the weighted average exercise price was CHF 0.02 (2021: CHF 0.015).

Summary of Share Options Outstanding
Share options outstanding at the end of the reporting period had the following expiry dates:

Expiration year	December 31, 2022	December 31, 2021
2022	—	3,187,500
2023	100,000	100,000
2024	100,000	100,000
2025	100,000	100,000
2026	7,396,530	7,063,197
2027	21,566,667	22,300,000
2028	22,266,667	19,300,000
2029	19,133,333	16,500,000
2030	3,700,000	—

	74,363,197	68,650,697
Weighted average remaining contractual life in months	69	76